Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Related party transaction, loans	$ 17,561		¥ 397,588		¥ 121,928
Xiaomi Communication Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	16,341	¥ 113,458	27,144
Beijing Kingsoft Cloud Network Technology Limited
Related Party Transaction [Line Items]
Related party transaction, loans	159				1,105
Beijing Kingsoft Cloud Network Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	2,804	19,471	7,969
Beijing Kingsoft Cloud Network Technology Limited | Services
Related Party Transaction [Line Items]
Related party transaction expense	151	1,045
Beijing Xiaomi Mobile Software Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	1,684	11,689	275
Beijing Cheetah Mobile Technology Limited
Related Party Transaction [Line Items]
Related party transaction, loans			22
Beijing Cheetah Mobile Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	1,365	9,478	6,712
Chengdu Xishanju Shiyou Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	334	2,320	3,379
Taiwan Xiaomi Communication Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	13	93	91
Upwise Investment Limited
Related Party Transaction [Line Items]
Related party transaction, loans			41
Upwise Investment Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions			204	¥ 143
Upwise Investment Limited | Services
Related Party Transaction [Line Items]
Related party transaction expense			253	97
Dyxnet Corporate Service Limited
Related Party Transaction [Line Items]
Related party transaction, loans			894
Related party transaction, management service provided			16,602	8,949
Dyxnet Corporate Service Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment				330
Dyxnet Corporate Service Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions			73	18
Dyxnet Corporate Service Limited | Services
Related Party Transaction [Line Items]
Related party transaction expense			9,259	587
Dyxnet Internet Center Limited
Related Party Transaction [Line Items]
Related party transaction, loans	2		789		11
Dyxnet Internet Center Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment	443	3,079
Dyxnet Internet Center Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions			508
Dyxnet Internet Center Limited | Services
Related Party Transaction [Line Items]
Related party transaction expense	1,016	7,053	10,764	4,106
Dyxnet Data Centre Services Limited | Services
Related Party Transaction [Line Items]
Related party transaction expense	1,567	10,883
WNT Technology Limited | Services
Related Party Transaction [Line Items]
Related party transaction expense	306	2,125
Suzhou Youpusi Information Technology Limited
Related Party Transaction [Line Items]
Related party transaction, loans	96				667
Suzhou Youpusi Information Technology Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment	203	¥ 1,410	3,577	80,059
Chengdu Xingpu Investment Management Limited
Related Party Transaction [Line Items]
Related party transaction, loans	6		1,000		43
Chengdu Xingpu Investment Management Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment			37,101
Seller of Aipu Group
Related Party Transaction [Line Items]
Related party transaction, loans provided				98,500
Related party transaction, loans	4,321		76,666		30,000
Bitcool Media
Related Party Transaction [Line Items]
Related party transaction, loans provided				22,792
Related party transaction, repayment of loans				35,380
Related party transaction, Receipt of interest income from loan				1,553
Related party transaction, interest income from loan			¥ 1,211	¥ 956
CD Guotao
Related Party Transaction [Line Items]
Related party transaction, loans	$ 502				¥ 3,483